Consolidated Balance Sheets - 20F - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 3,059	$ 3,304	$ 1,046	$ 2,873	$ 3,075	$ 4,298
Restricted cash	50	50		0
Accounts receivable trade, net	1,584	1,287		30
Inventories	2,455	2,980		0
Other current assets	888	657		304
Total current assets	8,036	8,278		3,207
Fixed assets:
Vessels, net	195,655	199,840		0
Office equipment, net	29	40		61
Total fixed assets	195,684	199,880		61
Other assets:
Deferred charges	913	1,194		0
TOTAL ASSETS	204,638	209,352		3,268
Current liabilities:
Current portion of long-term debt, net of deferred finance costs	2,683	718		0
Current portion of convertible promissory notes	249	103		0
Trade accounts and other payables	3,212	5,979		264
Due to related parties		0		105
Accrued liabilities	2,254	2,296		223
Deferred revenue	668	154		0
Total current liabilities	9,066	9,250		592
Non-current liabilities:
Long-term debt, net of current portion and deferred finance costs	174,407	176,787		0
Long-term portion of convertible promissory notes	261	31		0
Total liabilities	183,734	186,068		592
Commitments and contingencies
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued	0	0		0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2015 and 2014; 19,522,413 and 3,977,854 shares issued and outstanding as at December 31, 2015 and 2014, respectively	2	2		0
Additional paid-in capital	346,600	337,121		307,559
Accumulated deficit	(325,698)	(313,839)		(304,883)
Total Stockholders' equity	20,904	23,284	$ 9,420	2,676	$ (90,696)	$ (101,618)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	$ 204,638	$ 209,352		$ 3,268